Principal Street High Income Municipal Fund
Schedule of Investments
May 31, 2023 (Unaudited)

Description	Par	Value
MUNICIPAL BONDS - 93.5%
ARIZONA - 3.9%
Arizona Industrial Development Authority
(Obligor: Empower College Prep)
6.000%, 07/01/2049	$1,000,000	$974,242
Arizona Industrial Development Authority, Series A
(Obligor: Legacy Cares, Inc.) (b)
7.750%, 07/01/2050	1,600,000	880,000
6.000%, 07/01/2051	540,000	297,000
Arizona Industrial Development Authority, Series C
(Obligor: Legacy Cares, Inc.) (b)
6.750%, 07/01/2030	2,000,000	1,100,000
La Paz County Industrial Development Authority
(Obligor: Imperial Valley Gateway Center)
7.000%, 12/01/2040	1,535,000	859,385
Maricopa County Industrial Development Authority
(Obligor: Christian Care Surprise)
6.000%, 01/01/2048	1,595,000	1,107,808
Pima County Industrial Development Authority
(Obligor: La Posada Park Centre) (f)
6.625%, 05/15/2031	2,000,000	1,983,505
Sierra Vista Industrial Development Authority, Series A
(Obligor: Georgetown Community Development Authority)
0.000%, 10/01/2056 (c) (e) (f)	1,000,000	865,101
5.375%, 10/01/2056 (e) (f)	2,200,000	1,549,769
Sierra Vista Industrial Development Authority, Series B
(Obligor: Georgetown Community Development Authority)
6.250%, 10/01/2036	1,500,000	1,233,901
		10,850,711
CALIFORNIA - 1.4%
California Pollution Control Financing Authority
(Obligor: CalPlant I)
7.000%, 07/01/2032 (a) (b) (g)	1,000,000	350,000
7.500%, 07/01/2032 (a) (b) (d)	5,065,000	2,177,950
8.000%, 07/01/2039 (a) (b) (d)	3,845,000	1,345,750
7.500%, 12/01/2039 (a) (b)	2,500,000	125,000
		3,998,700
COLORADO - 7.0%
Aurora Highlands Community Authority Board
5.750%, 12/01/2051	4,000,000	3,589,741
Banning Lewis Ranch Metropolitan District No. 8
4.875%, 12/01/2051	2,500,000	1,934,208
Canyon Pines Metropolitan District, Series A-1
5.250%, 12/01/2051	2,000,000	1,706,067
Cascade Ridge Metropolitan District
5.000%, 12/01/2051	1,000,000	827,410
Cottonwood Hollow Residential Metropolitan District
5.000%, 12/01/2051	750,000	602,947
Four Corners Business Improvement District
6.000%, 12/01/2052	1,000,000	911,062
Grandview Reserve Metropolitan District No. 3, Series A
6.250%, 12/01/2052	1,500,000	1,406,377
Grandview Reserve Metropolitan District No. 3, Series B
9.000%, 12/15/2052	1,000,000	961,354
Ledge Rock Center Commercial Metropolitan District, Series A (f)
7.000%, 11/01/2052	1,000,000	990,074
7.375%, 11/01/2052	1,000,000	990,420
Legato Community Authority, Series B
8.250%, 12/15/2051	2,000,000	1,792,029
Peak Metropolitan District No. 3, Series A-1
7.500%, 12/01/2052	1,500,000	1,491,177
Verve Metropolitan District No. 1
6.750%, 12/01/2052	1,500,000	1,370,384
Waters' Edge Metropolitan District No. 2
5.000%, 12/01/2051	1,000,000	825,006
		19,398,256
FLORIDA - 6.3%
Capital Trust Agency, Inc.
(Obligor: Voans SW Florida Healthcare) (b) (d)
10.000%, 6/30/2024	4,250,000	3,400,000
Capital Trust Agency, Series A
(Obligor: Tuscan Gardens of Palm Coast Obligated Group) (b)
6.500%, 10/01/2032	1,090,000	610,400
6.750%, 10/01/2037	1,290,000	722,400
7.000%, 10/01/2040	1,525,000	854,000
7.000%, 10/01/2049	1,700,000	952,000
(Obligor: Tallahassee NHHI) (b)
7.000%, 12/01/2045	150,000	49,125
7.125%, 12/01/2050	2,000,000	655,000
(Obligor: Tapestry Senior Housing Walden) (b)
7.000%, 07/01/2052	2,200,000	484,000
Florida Development Finance Corp., Series B
(Obligor: Cabana at Jensen Dunes) (d) (f)
12.000%, 11/15/2056	5,025,000	5,273,737
Lake County, Series A1
(Obligor: Village Veranda at Lady Lake Obligated Group) (b)
7.125%, 01/01/2052	5,800,000	4,524,000
		17,524,662

ILLINOIS - 2.7%
Chicago Board of Education
5.750%, 04/01/2048	350,000	380,364
Chicago Wastewater Transmission Revenue, Series A
5.250%, 01/01/2058	1,000,000	1,080,512
Illinois Finance Authority, Series A
(Obligor: Aim Art in Motion)
5.000%, 07/01/2051	3,000,000	2,305,770
(Obligor: Plymouth Place)
6.500%, 05/15/2047	1,000,000	1,011,912
(Obligor: Roosevelt University) (f)
6.125%, 04/01/2049	2,500,000	2,341,695
Illinois Finance Authority, Series B
(Obligor: Aim Art in Motion)
5.000%, 07/01/2024	305,000	291,842
(Obligor: Blue Island) (b) (d)
5.800%, 12/01/2053	1,220,000	12
		7,412,107
INDIANA - 4.3%
Anderson Industrial Economic Development Revenue
(Obligor: Anderson University, Inc.)
6.000%, 10/01/2042	1,000,000	928,720
Evansville Manufactured Housing Revenue
(Obligor: Evansville RCF LP) (b)
5.450%, 01/01/2038	1,500,000	1,197,177
Goshen Manufactured Housing Revenue, Series A
(Obligor: Green Oaks of Goshen, LLC)
5.000%, 08/01/2041	2,500,000	1,879,139
Indiana Finance Authority
(Obligor: Brightmark Plastics Renewal) (a)
7.000%, 03/01/2039	6,160,000	4,652,934
Indiana Housing & Community Development Authority
(Obligor: Vita of New Whiteland, LLC)
6.750%, 01/01/2043	500,000	493,555
Valparaiso Manufactured Housing Revenue
(Obligor: Green Oaks of Valparaiso)
5.375%, 12/01/2041	3,500,000	2,678,905
		11,830,430
IOWA - 1.2%
Iowa Finance Authority
(Obligor: Sunrise Manor)
5.000%, 09/01/2051	1,000,000	743,404
(Obligor: Riserville Holdings) (a)
5.000%, 12/01/2051	3,575,000	2,707,964
		3,451,368
KENTUCKY - 3.0%
Falmouth Solid Waste Disposal Facilities Revenue
(Obligor: Texas Bluegrass Biofuels, LLC) (f)
8.500%, 06/01/2040	9,075,000	8,402,816

LOUISIANA - 0.8%
Louisiana Public Facilities Authority, Series A
(Obligor: Grambling High Foundation)
6.375%, 06/01/2052 (f)	770,000	742,933
(Obligor: Jefferson Rise Charter School) (f)
6.000%, 06/01/2037	480,000	459,431
6.250%, 06/01/2052	1,000,000	945,202
		2,147,566
MAINE - 1.3%
Maine Finance Authority
(Obligor: Go Lab Madison, LLC) (a)
8.000%, 12/01/2051	5,500,000	3,599,937

MARYLAND - 0.2%
Maryland Economic Development
(Obligor: Consol Marine Terminals)
5.750%, 09/01/2025	500,000	504,683

MASSACHUSETTS - 0.4%
Massachusetts Development Finance Agency
(Obligor: Ascentria Care Alliance)
5.000%, 07/01/2051	1,250,000	979,943

MICHIGAN - 0.4%
Michigan Finance Authority
(Obligor: Aquinas College)
5.000%, 05/01/2046	1,435,000	1,196,630

MISSISSIPPI - 1.6%
Tunica County
6.000%, 10/01/2040	4,055,000	3,593,882
Mississippi Development Bank
3.625%, 11/01/2036	1,000,000	898,523
		4,492,405
NEW JERSEY - 0.0%
New Jersey Economic Development Authority
(Obligor: Kintock Obligated Group)
7.000%, 09/01/2047	65,000	61,452

NEW YORK - 5.2%
Build NYC Resource Corp., Series A-1
(Obligor: Voices of Community Activists)
7.625%, 02/01/2053	1,815,000	1,790,577
Build NYC Resource Corp., Series A-2
(Obligor: Voices of Community Activists) (f)
7.625%, 02/01/2026	1,690,000	1,685,131
Build NYC Resource Corp., Series B
(Obligor: Voices of Community Activists)
8.125%, 02/01/2026	300,000	299,975
Erie Tobacco Asset Securitization Corp.
0.000%, 06/01/2055 (c)	6,000,000	381,437
0.000%, 06/01/2060 (c)	115,000,000	6,427,638
New York Counties Tobacco Trust IV, Series F
0.000%, 06/01/2060 (c)	50,000,000	2,649,425
Ulster County Capital Resource Corp.
(Obligor: Woodland Pond)
5.250%, 09/15/2047	550,000	405,731
5.250%, 09/15/2053	920,000	652,784
		14,292,698
OHIO - 1.4%
Southern Ohio Port Authority, Series A
(Obligor: PureCycle Ohio) (a)
7.000%, 12/01/2042	2,600,000	1,932,831
Washington County Hospital Revenue
(Obligor: Marietta Area Healthcare)
6.375%, 12/01/2037	1,000,000	1,000,593
6.625%, 12/01/2042	1,000,000	1,003,876
		3,937,300
OKLAHOMA - 2.9%
Atoka Industrial Development Authority
(Obligor: Gladieux Metals Recycling) (a)
8.000%, 08/01/2039	7,100,000	7,153,493
Atoka Industrial Development Authority, Series A
(Obligor: Gladieux Metals Recycling)
8.000%, 08/01/2039	750,000	755,651
		7,909,144
PENNSYLVANIA - 2.4%
Pennsylvania Economic Development Financing Authority, Series A
(Obligor: Consol Energy) (a) (e)
9.000%, 04/01/2051	4,000,000	4,479,789
(Obligor: Tapestry Moon) (b)
6.500%, 12/01/2038	2,950,000	1,124,687
6.750%, 12/01/2053	2,650,000	1,010,313
		6,614,789
PUERTO RICO - 3.8%
Children's Trust Fund
0.000%, 05/15/2057 (c)	42,000,000	2,834,106
Children's Trust Fund, Series B
0.000%, 05/15/2057 (c)	120,000,000	6,648,660
Commonwealth of Puerto Rico
0.000%, 11/01/2051 (c)	2,397,090	958,836
		10,441,602
SOUTH CAROLINA - 5.5%
City of Hardeeville
4.000%, 05/01/2052	900,000	623,338
South Carolina Jobs-Economic Development Authority
(Obligor: Upstate Senior Living Obligated Group)
4.000%, 11/15/2027	50,000	48,160
(Obligor: Repower S. Berkeley) (a) (b)
6.000%, 02/01/2035	1,000,000	400,000
South Carolina Jobs-Economic Development Authority, Series A
(Obligor: Jasper Pellets) (a) (b)
7.000%, 11/01/2038	1,500,000	1,425,000
(Obligor: AAC East) (a)
7.000%, 05/01/2039	3,500,000	2,703,835
(Obligor: Virtus Academy)
5.000%, 06/15/2051	1,330,000	1,071,217
5.000%, 06/15/2056	1,100,000	865,732
(Obligor: Last Step Recycling, LLC) (a)
6.500%, 06/01/2051	2,000,000	1,494,874
(Obligor: CR River Park)
7.750%, 10/01/2057	6,150,000	6,574,537
		15,206,693
TENNESSEE - 1.2%
Knox County Industrial Development Board
(Obligor: TomPaul Knoxville, LLC) (a) (f)
9.500%, 11/01/2052	1,000,000	1,000,883
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board, Series B-1
(Obligor: Trousdale Foundation Obligated Group) (b)
7.500%, 04/01/2049	1,140,000	74,100
Shelby County Health Educational & Housing Facilities Board, Series A
(Obligor: Luke Obligated Group)
5.750%, 10/01/2059	3,000,000	2,154,230
		3,229,213
TEXAS - 18.3%
Angelina & Neches River Authority
(Obligor: Jefferson Enterprises Energy) (a)
7.500%, 12/01/2045	11,900,000	8,104,322
Arlington Higher Education Finance Corp.
(Obligor: The Magellan School)
6.375%, 06/01/2062 (f)	1,000,000	1,011,928
Brazoria County Industrial Development Corp.
(Obligor: Gladieux Metals Recycling) (a)
9.000%, 03/01/2039	4,275,000	4,498,361
Brazoria County Industrial Development Corp., Series A
(Obligor: Gladieux Metals Recycling) (a)
9.000%, 03/01/2039	3,330,000	3,503,987
Brazoria County Industrial Development Corp., Series B
(Obligor: Gladieux Metals Recycling) (a)
7.000%, 03/01/2039	1,250,000	1,155,758
Calhoun County Navigation Industrial Development Authority, Series A
(Obligor: Max Midstream Texas, LLC) (a)
3.625%, 07/01/2026	1,500,000	1,366,837
Calhoun County Navigation Industrial Development Authority, Series B
(Obligor: Max Midstream Texas, LLC)
6.500%, 07/01/2026	1,000,000	943,001
Jefferson County Industrial Development Corp.
(Obligor: TRP Crude Marketing)
7.750%, 04/01/2039	900,000	794,847
Kountze Economic Development Corp.
(Obligor: Allegiant Industrial)
15.000%, 11/01/2027 (f)	3,550,000	4,124,299
New Hope Cultural Education Facilities Finance Corp., Series A
(Obligor: Outlook at Windhaven)
6.500%, 10/01/2033	1,500,000	1,452,785
New Hope Cultural Education Facilities Finance Corp., Series A-2
(Obligor: Sanctuary LTC, LLC)
6.500%, 01/01/2031	2,500,000	2,280,756
New Hope Cultural Education Facilities Finance Corp., Series B
(Obligor: Buckingham Senior Living Obligated Group)
2.000%, 11/15/2061	2,341,998	956,628
Port Beaumont Navigation District
(Obligor: Allegiant Industrial Island) (a) (f)
8.000%, 02/01/2039	7,285,000	6,947,311
San Antonio Education Facilities Corp., Series A
(Obligor: Hallmark University)
5.000%, 10/01/2041	840,000	710,070
5.000%, 10/01/2051	1,000,000	784,350
San Antonio Education Facilities Corp., Series B
(Obligor: Hallmark University)
5.250%, 10/01/2028	350,000	342,974
Tarrant County Cultural Education Facilities Finance Corp.
(Obligor: MRC Senior Living Fort Worth)
6.875%, 11/15/2055	2,600,000	2,359,501
Tarrant County Cultural Education Facilities Finance Corp., Series A
(Obligor: MRC Senior Living Fort Worth)
6.750%, 11/15/2051	5,000,000	4,502,166
Tarrant County Cultural Education Facilities Finance Corp., Series B
(Obligor: CC Young Memorial Home) (b)
6.375%, 02/15/2041	550,000	302,500
Woodloch Health Facilities Development Corp., Series A1
(Obligor: Senior Care Living VII) (b) (f)
6.750%, 12/01/2051	6,375,000	4,653,750
		50,796,131
UTAH - 1.2%
Downtown East Streetcar, Series A
6.000%, 03/01/2053 (f)	1,000,000	993,003
Utah Charter School Finance Authority, Series A
(Obligor: Rockwell Charter High School)
5.375%, 07/15/2042	905,000	783,258
5.500%, 07/15/2047	1,460,000	1,247,263
Utah Charter School Finance Authority, Series B
(Obligor: Rockwell Charter High School)
6.625%, 07/15/2047	300,000	266,943
		3,290,467
WASHINGTON - 0.8%
Washington State Housing Finance Commission, Series A
(Obligor: Lutheran Retirement Home Obligated Group)
5.000%, 07/01/2038	1,075,000	865,443
(Obligor: Eliseo Obligated Group)
4.000%, 01/01/2057	2,000,000	1,338,336
		2,203,779
WEST VIRGINIA - 2.3%
West Virginia Economic Development Authority
(Obligor: Entsorga West Virginia) (a) (b)
8.750%, 02/01/2036	1,000,000	800,000
(Obligor: Empire Trimodol Terminal)
7.625%, 12/01/2040	6,800,000	5,454,242
		6,254,242
WISCONSIN - 14.0%
Wisconsin Health & Educational Facilities Authority, Series C
(Obligor: Chiara Communities, Inc.)
7.000%, 07/01/2043	505,000	361,398
7.500%, 07/01/2053	2,500,000	1,808,023
Wisconsin Public Finance Authority
(Obligor: Cedars Obligated Group)
5.500%, 05/01/2039	1,210,000	1,021,978
5.750%, 05/01/2054	7,950,000	6,404,629
(Obligor: Noorda College of Osteopathic Medicine) (f)
6.500%, 06/01/2045	2,745,000	2,236,214
Wisconsin Public Finance Authority, Series A
(Obligor: Austin FBO LLC) (a)
7.050%, 09/01/2046	9,250,000	9,016,438
(Obligor: Coral Academy of Science) (f)
5.875%, 06/01/2052	600,000	580,951
(Obligor: Discovery Charter School) (f)
6.625%, 06/01/2052	1,200,000	1,150,181
(Obligor: Dreamhouse 'Ewa Beach) (f)
5.750%, 06/01/2025	675,000	676,291
(Obligor: Dreamhouse 'Ewa Beach) (f)
7.500%, 06/01/2025	1,000,000	975,548
(Obligor: Explore Academy)
6.125%, 02/01/2048	1,550,000	1,347,641
(Obligor: Prime Healthcare Foundation)
5.000%, 12/01/2027	425,000	430,939
(Obligor: Shining Rock Classical)
6.000%, 06/15/2052	900,000	832,747
(Obligor: Proton International Alabama LLC) (b)
6.850%, 10/01/2047	400,000	240,000
Wisconsin Public Finance Authority, Series A-1
(Obligor: Trinity Regional Hospital) (b)
7.375%, 01/01/2050	12,425,000	9,136,418
Wisconsin Public Finance Authority, Series B
(Obligor: Million Air Two Obligated Group) (a)
7.125%, 06/01/2041	2,980,000	2,666,287
		38,885,683
Total Municipal Bonds
(Cost $312,163,131)		258,913,407

CORPORATE BONDS - 4.4%
LSC Estero Prime
12.000%, 04/30/2024 (d)	1,250,000	1,250,000
CalPlant I, LLC
9.500%, 08/31/2023 (b)(f)(g)	3,000,000	3,000,000
Sundland Medical Foundation
12.000%, 10/20/2024 (g)	8,000,000	8,000,000
Total Corporate Bonds
(Cost $12,250,000)		12,250,000

CONVERTIBLE PREFERRED STOCK - 1.8%	Shares
Next Renewable Fuels, Series A (d)
Total Convertible Preferred Stock
(Cost $5,083,650)	7	5,083,650

SHORT-TERM INVESTMENT - 0.0%
First American Government Obligations Fund, Class X, 4.97% ^
Total Short-Term Investment
(Cost $290)	290	290

Total Investments* - 99.7%
(Cost $329,497,071)		276,247,347
Other Assets & Liabilities, Net - 0.3%		830,498
Total Net Assets - 100.0%		$277,077,845

(a)	Security subject to the Alternative Minimum Tax ("AMT"). As of May 31, 2023, the total value of securities subject to the AMT was $73,609,541 or 26.6% of net assets.
(b)	Security in default at May 31, 2023.
(c)	Zero coupon bonds make no periodic interest payments, but are issued at deep discounts from par value.
(d)
Security is categorized in Level 3 of the fair value hierarchy. These Level 3 securities have a total fair value of $18,531,099, which represents 6.7% of total net assets. Information concerning these Level 3 securities is as follows:

	Security	Security Type	Par/Shares	Dates Acquired	Cost Basis
	California Pollution Control Financing Authority, 7.500%, 07/01/2032	Municipal Bond	$ 5,065,000	October 2020	$ 4,849,214
	California Pollution Control Financing Authority, 8.000%, 07/01/2039	Municipal Bond	3,845,000	September 2020 & July 2019	3,141,741
	Capital Trust Agency, Inc., 10.000%, 06/30/2024	Municipal Bond	4,250,000	November 2019 & October 2017	4,250,000
	Florida Development Finance Corp., Series B, 12.000%, 11/15/2056	Municipal Bond	5,025,000	April 2022	5,025,000
	Illinois Finance Authority, Series B, 5.800%, 12/01/2053	Municipal Bond	1,220,000	May 2018	1,197,863
	LSC Estero Prime, 12.000%, 04/30/2024	Corporate Bond	1,250,000	May 2022	1,250,000
	Next Renewable Fuels, Series A	Convertible Preferred Stock	7	May 2023	5,083,650

(e)	Step-up bond; the interest rate shown is the rate in effect as of May 31, 2023.
(f)
Security purchased within the terms of a private placement memorandum, exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “qualified institutional buyers.” As of May 31, 2023, the total value of these investments was $53,580,173 or 19.3% of total net assets.

(g)
Security is considered illiquid and is categorized in Level 3 of the fair value hierarchy.  These Level 3 illiquid securities had a total fair value of $11,350,000 which represents 4.1% of total net assets.  Information concerning these illiquid securities is as follows.

	Security	Security Type	Par	Date Acquired	Cost Basis
	California Pollution Control Financing Authority, 7.000%, 07/01/2032	Municipal Bond	$ 1,000,000	September 2020	$ 652,500
	CalPlant I, LLC, 9.500%, 08/31/2023	Corporate Bond	3,000,000	November 2021	3,000,000
	Sunland Medical Foundation, 12.000%, 10/20/2024	Corporate Bond	8,000,000	April 2023	8,000,000

^	The rate shown is the annualized seven day effective yield as of May 31, 2023.
*	All securities in this Fund have been pledged as collateral for a secured line of credit.

	Summary of Fair Value Exposure

The Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period and expanded disclosure of valuation Levels for major security types. These inputs are summarized in the three broad Levels listed below:

	Level 1 - Unadjusted quoted prices in active markets for identical assets or liablities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds , credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

	As of May 31, 2023, the Fund's investments in securities were classified as follows:
		Level 1	Level 2	Level 3	Total
	Municipal Bonds	$ -	$ 246,365,958	$ 12,547,449	$ 258,913,407
	Corporate Bonds	-	-	12,250,000	12,250,000
	Convertible Prefferred Stock		-	5,083,650	5,083,650
	Short-Term Investment	290	-	-	290
	Total Investments in Securities	$ 290	$ 246,365,958	$ 29,881,099	$ 276,247,347

	Refer to the Schedule of Investments for further information on the classification of investments.

	The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

				Investments
				in
				Securities
	Balance as of August 31, 2022			$ 9,923,737
	Accrued discounts/premiums			-
	Realized gain (loss)			-
	Change in net unrealized appreciation/depreciation			(12,570)
	Net purchases			8,000,000
	Transfers into and/or out of Level 3			10,969,932
	Balance as of May 31, 2023			$ 28,881,099
	Change in unrealized appreciation/depreciation during the period for Level 3 investments held at as of May 31, 2023			$ (12,570)

	The Level 3 investments as of May 31, 2023, represented 10.8% of the Fund's net assets.

	The following provides information regarding the valuation techniques, unobservable inputs used, and other information related to the fair value of Level 3 investments as of May 31, 2023:

	Security Description	Security Type	Fair Value as of May 31, 2023	Valuation Technique	Unobservable Input *	Range	Weighted Average
	California Pollution Control Financing Authority, 7.000%, 07/01/2032	Municipal Bond	$ 350,000	Liquidation Approach	Recovery Rate	42.5%	42.5%
	California Pollution Control Financing Authority, 7.500%, 07/01/2032	Municipal Bond	2,177,950	Liquidation Approach	Recovery Rate	50.5%	50.5%
	California Pollution Control Financing Authority, 8.000%, 07/01/2039	Municipal Bond	1,345,750	Liquidation Approach	Recovery Rate	42.5%	42.5%
	Capital Trust Agency, Inc., 10.000%, 06/30/2024	Municipal Bond	3,400,000	Liquidation Approach Refinance Approach	Recovery Rate Recovery Rate	60.0% - 70.0% 100%	50% 50%
	Florida Development Finance Corp., Series B, 12.000%, 11/15/2056	Municipal Bond	5,273,737	Discounted Cash Flow	Recovery Rate	11.4%	100%
	Illinois Finance Authority, Series B, 5.800%, 12/01/2053	Municipal Bond	12	Liquidation Approach	Recovery Rate	<0.1%	<0.1%
	CalPlant I, LLC, 9.500%, 08/31/2023	Corporate Bond	3,000,000	Refinance Approach	Recovery Rate	100%	100%
	LSC Estero Prime, 12.000%, 04/30/2024	Corporate Bond	1,250,000	Refinance Approach	Recovery Rate	100%	100%
	Sunland Medical Foundation, 12.000%, 10/20/2024	Corporate Bond	8,000,000	Discounted Cash Flow	Recovery Rate	100.0%	100%
	Next Renewable Fuels, Series A	Convertible Preferred Stock	5,083,650	Acquisition Cost	Change in Value from Cost	0.0%	0%

* Significant increases and decreases in the unobservable inputs used to determine fair value of Level 3 assets could result in significantly higher or lower fair value measurements.  An increase to the unobervable input would result in a increase to the fair value.  A decrease to the unobervable input would have the opposite effect.